DISPOSAL OF SUBSIDIARIES (Details)		12 Months Ended
	Oct. 13, 2023 SGD ($) shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 07, 2021 USD ($)	Apr. 30, 2010
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries		¥ 1,666,040	$ 234,657	¥ 711,914
Account receivables		56,067		151,432				$ 7,897
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		158,809,293	22,367,821
51miner Limited
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries						¥ 5,600,000	$ 800,000
Cash									$ 40,000.00
Account receivables									4,300,000
Mining machines and mining related prepayments									$ 2,000,000
Red 5 Studios, Inc.
DISPOSAL OF SUBSIDIARIES
Net gain on deconsolidation of subsidiaries						¥ 9,500,000	$ 1,400,000
The9 Limited.
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries				¥ 3,700,000	$ 500,000
NFTSTAR Singapore Pte. LTD | Discontinued Operations, Disposed of by Sale [Member]
DISPOSAL OF SUBSIDIARIES
Total consideration	$ 1.00
Gain (Loss) on disposal of subsidiaries		158,800,000	22,400,000
Discontinued operations, number of shares sold | shares	1
NSWAP Singapore PTE.LTD | Discontinued Operations, Disposed of by Sale [Member]
DISPOSAL OF SUBSIDIARIES
Gain (Loss) on disposal of subsidiaries		¥ 300,000	$ 40,000.00
Red5 Studio Inc.
DISPOSAL OF SUBSIDIARIES
Percentage of interest owned										35.00%